VIA EDGAR

April 3, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	American International Life Assurance Company of New York
American International Life Assurance Company of New York Variable Account A (“Registrant”)
Product: AllianceBernstein Ovation Plus Variable Annuity
File Nos. 333-63730 and 811-04865

Ladies and Gentlemen:

Pursuant to Rule 497(j), under the Securities Act of 1933 (“1933 Act”), Registrant hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and the Amendment, which is designated as Post-Effective Amendment No. 7 under the 1933 Act and as Amendment No. 78 under the Investment Company Act of 1940, was filed electronically on March 24, 2006.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ Lucia B. Williams

Lucia B. Williams

Director, Variable Annuity Product Compliance